Notes Payable - Brian Brady Promissory Notes (Details Textual) (USD $)	12 Months Ended		0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 15, 2013	May 31, 2013	May 22, 2013	Sep. 23, 2013	Aug. 12, 2013	Jun. 14, 2013
Debt Instrument [Line Items]
Interest expense		$ 22,397
Amortization of financing costs	10,217	27,961
Unsecured Debt [Member]
Debt Instrument [Line Items]
Short-term Debt					750,000		520,000
Debt instrument, interest rate, stated percentage (percentage)								7.00%
Debt instrument, default interest rate (percentage)								12.00%
Warrants issued to purchase shares under the notes payable (shares)			2,092,064		1,000,000
Warrants issued to purchase shares under the notes payable agreement, exercise price (per share)				$ 0.25
Warrant conversion period to purchase shares (in years)				5 years	5 years
Additional warrants issued to purchase shares (shares)				3,187,500
Share issued (shares)				1,687,500
Unsecured Debt [Member] | Director [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage (percentage)							7.00%
Debt instrument, default interest rate (percentage)							12.00%
2013 Private Placement [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount (in dollars)		3,559,118
Common Stock [Member]
Debt Instrument [Line Items]
Conversion of notes payable into common stock (shares)		3,788
Common Stock [Member] | 2013 Private Placement [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount (in dollars)						1,376,618
Conversion of notes payable into common stock (shares)						5,506,472
Common Stock [Member] | 2013 Private Placement [Member] | Director [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount (in dollars)			1,270,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Accrued Interest			19,252
Conversion of notes payable into common stock (shares)			5,157,008